Senior Secured Bond	6 Months Ended
Jun. 30, 2022
Senior Secured/Unsecured Bond
7.	Senior Secured Bond
In November 2018, the Company issued senior secured bonds in an aggregate principal amount of NOK 600 million with Nordic Trustee AS as the bond trustee and security agent (the “2018 Bonds”). The net proceeds were used to partially finance our portion of the capital cost for the construction of the Ethylene Export Terminal. The 2018 Bonds are governed by Norwegian law and are listed on the Nordic ABM which is operated and organized by Oslo Børs ASA. The 2018 Bonds bear interest at a rate equal to the
3-month
NIBOR plus 6.0% per annum, calculated on a
360-day
year basis and mature on November 2, 2023. Interest is payable quarterly in arrears on February 2, May 2, August 2 and November 2. The 2018 Bonds are secured by three of the Company’s ethylene capable semi-refrigerated liquefied gas carriers.

The following table shows the breakdown of our senior secured bond and total deferred financing costs as of December 31, 2021 and June 30, 2022:

	December 31, 2021	June 30, 2022

	(in thousands)
Senior Secured Bond
Total Bond	$68,154	$60,713
Less deferred financing costs	(466)	(339)

Total Bond, net of deferred financing costs	$67,688	$60,374

2018 Senior Secured Bonds [Member]
Senior Secured/Unsecured Bond
8.	Senior Unsecured Bond
In September 2020, the Company issued senior unsecured bonds in an aggregate principal amount of $100.0 million with Nordic Trustee AS as the bond trustee (the “2020 Bonds”). The net proceeds of the issuance of the 2020 Bonds were used to redeem in full previously issued bonds which were due to mature and become repayable in full in February 2021. The 2020 Bonds are governed by Norwegian law and listed on the Nordic ABM which is operated and organized by Oslo Børs ASA.
The 2020 Bonds bear interest at a rate of 8.0% per annum and mature on September 10, 2025. Interest is payable semi-annually in arrears on March 10 and September 10.
The following table shows the breakdown of our senior unsecured bond and total deferred financing costs as of December 31, 2021 and June 30, 2022:

	December 31, 2021	June 30, 2022

	(in thousands)
Senior Unsecured Bond
Total Bond	$100,000	$100,000
Less deferred financing costs	(1,449)	(1,253)

Total Bond, net of deferred financing costs	$98,551	$98,747